Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Tax Expense [Abstract]
Schedule of Tax Expenses
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Income tax
- Current year provision	257,571	131,368	6,079,034
- (Over)/Underprovision in prior year	33,408	(6,010,761)	633
	290,979	(5,879,393)	6,079,667
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(7,569,432)	258,230	8,667,781
- (Over)/Underprovision in prior year	(3,542,190)	(23,058)	161,926
	(11,111,622)	235,172	8,829,707
	(10,820,643)	(5,644,221)	14,909,374

Schedule of Effective Tax Rate and the Applicable Tax Rate	Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

(Loss)/Profit before tax	(65,509,477)	21,893,004	88,292,396

Tax at Malaysian statutory rate of 24% (2023 and 2022: 24%)	(15,722,274)	5,254,321	21,190,175

Tax effects in respect of:
Non-allowable expenses	591,130	1,024,330	1,199,536
Non-taxable income	(1)	(2,524)	(22,721)
Deferred tax assets not recognized	11,256,099	2,205,090	-
Changes in unrecognized temporary differences	(611,451)	13,288,607	(7,620,175)
Tax exempt income	8,595	(21,334,568)	-
Utilisation of unrecognized deferred tax assets	(2,833,959)	(45,658)	-
	(7,311,861)	389,598	14,746,815

Under/(Over) provision in prior years:
Income tax	33,408	(6,010,761)	633
Deferred tax (Note 13)	(3,542,190)	(23,058)	161,926
Tax expense	(10,820,643)	(5,644,221)	14,909,374